PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current:
Advances to suppliers	¥ 618,694		¥ 388,319
Deposits paid to real estate developers (i)	530,308		558,286
Prepaid rental and other deposits	1,243,443		748,516
Staff advances	68,035		104,615
Receivables from escrow account	34,118		10,672
Interest receivables	11,035		39,156
VAT-input deductible	660,104		762,927
Prepaid income tax	108,972		138,716
Inventories	127,558		19,035
Capitalized costs of obtaining contracts	155,636		0
Others	499,940		359,708
Total	4,057,843	$ 588,333	3,129,950
Non-current:
Deferred tax assets (Note 18)	856,958		1,060,131
Others	175,293		121,290
Total	¥ 1,032,251	$ 149,663	¥ 1,181,421